UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              44

Form 13F Information Table Value Total:  $      170,573
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                        COM            88579Y101      671    13,500 SH       DEFINED                13,500      0    0
ADOBE SYS INC                COM            00724F101      853    39,900 SH       DEFINED                39,900      0    0
ALTRIA GROUP INC             COM            02209S103      332    20,700 SH       DEFINED                20,700      0    0
AT&T INC                     COM            00206R102    1,134    45,000 SH       DEFINED                45,000      0    0
AUTOMATIC DATA PROCESSING IN COM            053015103      844    24,000 SH       DEFINED                24,000      0    0
AUTOZONE INC                 COM            053332102    1,626    10,000 SH       DEFINED                10,000      0    0
BANK OF NEW YORK MELLON CORP COM            064058100    1,298    45,943 SH       DEFINED                45,943      0    0
BAXTER INTL INC              COM            071813109      896    17,500 SH       DEFINED                17,500      0    0
BECTON DICKINSON & CO        COM            075887109    1,876    27,900 SH       DEFINED                27,900      0    0
BRISTOL MYERS SQUIBB CO      COM            110122108      701    32,000 SH       DEFINED                32,000      0    0
CHEVRON CORP NEW             COM            166764100    1,345    20,000 SH       DEFINED                20,000      0    0
COCA COLA CO                 COM            191216100    1,279    29,100 SH       DEFINED                29,100      0    0
CONOCOPHILLIPS               COM            20825C104      901    23,000 SH       DEFINED                23,000      0    0
CVS CAREMARK CORPORATION     COM            126650100    1,106    40,235 SH       DEFINED                40,235      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      614    27,500 SH       DEFINED                27,500      0    0
EATON CORP                   COM            278058102      851    23,100 SH       DEFINED                23,100      0    0
EMERSON ELEC CO              COM            291011104      829    29,000 SH       DEFINED                29,000      0    0
ENTERGY CORP NEW             COM            29364G103    1,301    19,100 SH       DEFINED                19,100      0    0
EXELON CORP                  COM            30161N101      862    19,000 SH       DEFINED                19,000      0    0
EXXON MOBIL CORP             COM            30231G102    1,634    24,000 SH       DEFINED                24,000      0    0
GENERAL ELECTRIC CO          COM            369604103      313    31,000 SH       DEFINED                31,000      0    0
GILEAD SCIENCES INC          COM            375558103      648    14,000 SH       DEFINED                14,000      0    0
GOODRICH CORP                COM            382388106    1,061    28,000 SH       DEFINED                28,000      0    0
HEWLETT PACKARD CO           COM            428236103    1,170    36,500 SH       DEFINED                36,500      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    1,550    16,000 SH       DEFINED                16,000      0    0
INTUIT                       COM            461202103    1,080    40,000 SH       DEFINED                40,000      0    0
JOHNSON & JOHNSON            COM            478160104    1,404    26,700 SH       DEFINED                26,700      0    0
JPMORGAN CHASE & CO          COM            46625H100      930    35,000 SH       DEFINED                35,000      0    0
LINEAR TECHNOLOGY CORP       COM            535678106      586    25,500 SH       DEFINED                25,500      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    1,240    30,000 SH       DEFINED                30,000      0    0
MICROSOFT CORP               COM            594918104    1,154    62,800 SH       DEFINED                62,800      0    0
NIKE INC                     CL B           654106103    1,407    30,000 SH       DEFINED                30,000      0    0
NOBLE CORPORATION            SHS            G65422100      602    25,000 SH       DEFINED                25,000      0    0
NORFOLK SOUTHERN CORP        COM            655844108    1,013    30,000 SH       DEFINED                30,000      0    0
NUCOR CORP                   COM            670346105      763    20,000 SH       DEFINED                20,000      0    0
PEPSICO INC                  COM            713448108    1,133    22,000 SH       DEFINED                22,000      0    0
PHILIP MORRIS INTL INC       COM            718172109      737    20,700 SH       DEFINED                20,700      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104  126,434 4,170,000 SH       SOLE                4,170,000      0    0
PROCTER & GAMBLE CO          COM            742718109    1,304    27,700 SH       DEFINED                27,700      0    0
RAYTHEON CO                  COM NEW        755111507    1,086    27,900 SH       DEFINED                27,900      0    0
SCHLUMBERGER LTD             COM            806857108      914    22,500 SH       DEFINED                22,500      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102      464    13,000 SH       DEFINED                13,000      0    0
TRAVELERS COMPANIES INC      COM            89417E109    1,540    37,900 SH       DEFINED                37,900      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104    1,087    36,000 SH       DEFINED                36,000      0    0